Financial Risk Management - Summary of Financial Instruments (Details) - USD ($)	Dec. 31, 2024		Dec. 31, 2023
Financial assets
Cash and cash equivalents	$ 42,557,621		$ 78,713,885
Trade and other receivables	9,610,361		4,358,833
Financial assets at fair value through profit or loss			16,666,665
Total financial assets	52,167,982		99,739,383
Financial liabilities
Trade payables	998,258		1,342,369
Lease liabilities	7,010,416		4,825,560
Borrowings	64,444,081	[1]	64,562,190
Total financial liabilities	$ 72,452,755		$ 70,730,119

[1]	Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.